Stock Option Award Granted Using Black Scholes Option Pricing Model (Detail) - Stock Option [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)	6 years	6 years
Risk-free interest rate	1.39%	1.97%
Expected volatility	61.00%	78.00%
Expected dividend yield	0.00%	0.00%